Background of the Company	12 Months Ended
Dec. 31, 2023
Background of the Company [Abstract]
BACKGROUND OF THE COMPANY

1. BACKGROUND OF THE COMPANY

Telesat Corporation (the “Corporation” or “Company”) was incorporated under the Business Corporations Act (British Columbia) in October 2020 and is headquartered in Ottawa, Canada.

The Corporation is a global satellite operator, providing mission-critical communications solutions to support the requirements of sophisticated satellite users throughout the world. The Company’s state-of-the-art fleet consists of 15 geostationary satellites and the Canadian payload on Viasat-1.

The Corporation is developing a constellation of low earth orbit (“LEO”) satellites and integrated terrestrial infrastructure, called “Telesat Lightspeed”. In January 2018, the first LEO satellite, LEO 1, was successfully launched into orbit. The LEO 1 satellite has demonstrated certain key features of the Telesat Lightspeed system design, specifically the capability of the satellite and customer terminals to deliver a low latency broadband experience. In July 2023, the Corporation successfully launched its LEO 3 satellite into orbit.

The Corporation began trading on the Nasdaq Global Select Market and the Toronto Stock Exchange on November 19, 2021 under the ticker symbol “TSAT”. This followed the closing of Telesat Canada’s transaction with Loral Space & Communications Inc. (“Loral”) and Public Sector Pension Investment Board (“PSP Investments”) (the “Transaction”), in which Loral’s stockholders and Telesat Canada’s other equity holders exchanged their interests for equity in the new public holding company.

The Transaction resulted in the Loral stockholders, PSP Investments and certain individual shareholders (other than the Voting Directors) of Telesat Canada owning indirectly through the Corporation and Telesat Partnership LP (the “Partnership”) approximately the same percentage of equity as they held in Telesat Canada; the Corporation becoming the publicly traded general partner of the Partnership; and the Partnership indirectly owning all of the economic interests in Telesat Canada and Loral becoming a wholly owned subsidiary of the Partnership.

For further details on the Transaction, refer to the Corporation’s Registration Statement on Form F-4 filed with the U.S. Securities Exchange Commission (“SEC”) on June 24, 2021, which can be obtained on the SEC’s website at https://www.sec.gov and the Non-Offering Prospectus filed with the Ontario Securities Commission (“OSC”) on November 16, 2021, which can be obtained on the website https://www.sedarplus.ca.

References herein to “Telesat” or “Company” refer to Telesat Corporation and its subsidiaries.

Unless the context states or requires otherwise, references herein to the “financial statements” or similar terms refer to the audited consolidated financial statements of Telesat.

On March 27, 2024, these financial statements were approved by the Audit Committee of the Board of Directors and authorized for issue.